18 Trade receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Trade receivables	$ 14,151	$ 16,961
Not due [member]
Summary of trade receivables [line items]
Trade receivables	9	11
Past due [member]
Summary of trade receivables [line items]
Trade receivables	3,714	2,586
Up to 3 months [member]
Summary of trade receivables [line items]
Trade receivables	$ 10,428	$ 14,364